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                                             [LINCOLN FINANCIAL GROUP(R) LOGO]

JOHN L. REIZIAN
2ND VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
350 CHURCH STREET
HARTFORD, CONNECTICUT  06103-1106
TELEPHONE: (860) 466-1539
FACSIMILE:  (860) 466-1778
John.Reizian@LFG.com

April 2, 2009

Ellen J. Sazzman, Esq.
U. S. Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, N. E.
Washington, DC  20549

Re: Lincoln Life Flexible Premium Variable Life Account Y
    The Lincoln National Life Insurance Company
    File No. 333-156123; 811-21028; CIK: 0001163403
    Pre-Effective Amendment No. 1 on Initial Registration Statement, Form N-6

Dear Ms. Sazzman:

Today we are electronically filing on EDGAR Pre-Effective Amendment No. 1 to the Initial Registration Statement on FormN-6 for a variable life insurance product. The marketing name for this product is "American Legacy
AssetEdge(SM)
VUL."

This filing will incorporate chances in text to respond to Staff comments and includes the Company and Separate Account financials that were previously omitted from the initial filing. A marked courtesy copy of this Registration Statement will be forwarded under separate cover to our Reviewer

Thank you in advance for your assistance. Should you have comments or questions, I may be reached by telephone or facsimile at the numbers noted above, or by e-mail at: John.Reizian@LFG.com

Sincerely,

/s/ John L. Reizian

John L. Reizian
2nd Vice President and Associate General Counsel